OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024 [1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity revenues from locations	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity revenues from locations	11.00%	19.00%
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity revenues from locations	18.00%	61.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity revenues from locations	8.00%	14.00%
Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity revenues from locations	63.00%	6.00%

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations